CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 2) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (205,742)	$ (31,531)	¥ (39,854)	¥ 380,034
Net cash generated from investing activities	(111,782)	(17,131)	(114,716)	(100,875)
Net cash used in financing activities	(60,674)	(9,299)	(140,732)	(57,306)
Effect of exchange rate changes	(5,443)	(835)	1,342	10,037
Net increase/(decrease) in cash, cash equivalents and restricted cash	(383,641)	(58,796)	(293,960)	231,890
Cash, cash equivalents and restricted cash at beginning of year	1,022,825	156,755	1,316,785	1,084,895
Cash, cash equivalents and restricted cash at end of year	639,184	97,959	1,022,825	1,316,785
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(13,050)	(2,000)
Net cash generated from investing activities	7	1	32	13,774
Net cash used in financing activities	0	0	0
Effect of exchange rate changes	(878)		173
Net increase/(decrease) in cash, cash equivalents and restricted cash	(13,921)	(1,999)	205	13,774
Cash, cash equivalents and restricted cash at beginning of year	13,979	2,008	13,774
Cash, cash equivalents and restricted cash at end of year	¥ 58	$ 9	¥ 13,979	¥ 13,774